Cash and Cash Equivalents - Disclosure of Detailed Information About Cash and Cash Equivalents (Detail) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash and banks	$ 806,708,433	$ 278,717,518	$ 430,871,412
Short-term investments (Note 15)	2,095,150,895	4,415,951,166	1,049,224,436
Cash and cash equivalents	$ 2,901,859,328	$ 4,694,668,684	$ 1,480,095,848	$ 814,392,377